FIST2 P5 07/19

SUPPLEMENT DATED JULY 24, 2019

TO THE PROSPECTUS DATED MARCH 1, 2019

OF

FRANKLIN INVESTORS SECURITIES TRUST

(Franklin Adjustable U.S. Government Securities Fund, Franklin Low Duration Total Return Fund and

Franklin Total Return Fund)

The prospectus is amended as follows:

I.  The following is added to the “Portfolio Managers” section in the “Fund Summaries – Franklin Adjustable U.S. Securities Fund” section of the prospectus:

Effective on October 15, 2019, the portfolio manager of the Fund will be as follows:

Paul Varunok

Portfolio Manager of Advisers and portfolio manager of the Fund since 2003.

II.  The following is added to the portfolio manager line-up under the “Fund Details – Franklin Adjustable U.S. Government Securities Fund – Management” section of the prospectus:

Effective on October 15, 2019, the portfolio manager of the Fund will be as follows:

Paul Varunok      Portfolio Manager of Advisers

Mr. Varunok has been a portfolio manager of the Fund since 2003. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton in 2001.

III.  The following is added to the “Portfolio Managers” section in the “Fund Summaries – Franklin Low Duration Total Return Fund” section of the prospectus:

Effective on October 15, 2019, the portfolio managers of the Fund will be as follows:

Sonal Desai, Ph.D.

Executive Vice President and Director of Advisers and portfolio manager of the Fund since December 2018.

David Yuen, CFA, FRM

Portfolio Manager of Advisers and portfolio manager of the Fund since 2016.

Tina Chou

Portfolio Manager of Advisers and portfolio manager of the Fund since October 2019.

Kent Burns, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2004).

IV.  The following is added to the portfolio manager line-up under the “Fund Details – Franklin Low Duration Total Return Fund – Management” section of the prospectus:

Effective on October 15, 2019, the portfolio managers of the Fund will be as follows:

Sonal Desai, Ph.D.     Executive Vice President and Director of Advisers

Dr. Desai has been a portfolio manager of the Fund since December 2018. She joined Franklin Templeton in 2009.

David Yuen, CFA, FRM     Portfolio Manager of Advisers

Mr. Yuen has been a portfolio manager of the Fund since 2016. He joined Franklin Templeton in 2000.

Tina Chou                 Portfolio Manager of Advisers

Ms. Chou has been a portfolio manager of the Fund since October 2019. She joined Franklin Templeton in 2004.

Kent Burns, CFA     Portfolio Manager of Advisers

Mr. Burns has been a portfolio manager of the Fund since inception (2004). He joined Franklin Templeton in 1994.

Dr. Desai, Mr. Yuen, Ms. Chou and Mr. Burns will be jointly and primarily responsible for the day-to-day management of the Fund. Each manager will have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

V.  The following is added to the “Portfolio Managers” section in the “Fund Summaries – Franklin Total Return Fund” section of the prospectus:

Effective on October 15, 2019, the portfolio managers of the Fund will be as follows:

Sonal Desai, Ph.D.

Executive Vice President and Director of Advisers and portfolio manager of the Fund since December 2018.

Tina Chou

Portfolio Manager of Advisers and portfolio manager of the Fund since October 2019.

David Yuen, CFA, FRM

Portfolio Manager of Advisers and portfolio manager of the Fund since 2005.

Patrick Klein, Ph.D.

Portfolio Manager of Advisers and portfolio manager of the Fund since October 2019.

VI.  The following is added to the portfolio manager line-up under the “Fund Details – Franklin Total Return Fund – Management” section of the prospectus:

Effective on October 15, 2019, the portfolio managers of the Fund will be as follows:

Sonal Desai, Ph.D.     Executive Vice President and Director of Advisers

Dr. Desai has been a portfolio manager of the Fund since December 2018. She joined Franklin Templeton in 2009.

Tina Chou                  Portfolio Manager of Advisers

Ms. Chou has been a portfolio manager of the Fund since October 2019. She joined Franklin Templeton in 2004.

David Yuen, CFA, FRM     Portfolio Manager of Advisers

Mr. Yuen has been a portfolio manager of the Fund since 2005. He joined Franklin Templeton in 2000.

Patrick Klein, Ph.D.     Portfolio Manager of Advisers

Mr. Klein has been portfolio manager of the Fund since October 2019. He joined Franklin Templeton in 2005.

Dr. Desai, Ms. Chou, Mr. Yuen, and Dr. Klein will be jointly and primarily responsible for the day-to-day management of the Fund. Each manager will have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

Please keep this supplement with your prospectus for future reference.

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